Commitments and Contingencies - Schedule of Future Repurchase Contingencies (Detail) - LGM ENTERPRISES, LLC [Member] - Future Repurchase Contingencies [Member] - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022
Other Commitments [Line Items]
2023 (remaining)	$ 0
2023/2024	5,479	$ 3,870
2024/2025	9,036	10,489
2025/2026	33,965	10,404
2026/2027	25,846	41,682
2027		28,384
Thereafter	6,175
Thereafter		1,352
Other Commitment	$ 80,501	$ 96,181